787 Seventh Avenue
New York, NY 10019-6099
212 728 8000
Fax: 212 728 8111

November 12, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:                               Cowen Group, Inc.
Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf of Cowen Group, Inc. (the “Registrant”), we transmit herewith for filing with the Securities and Exchange Commission (the “Commission”) the Registrant’s Registration Statement on Form S-3 relating to the sale, transfer, distribution or other disposition of up to 17,085,860 shares of the Registrant’s Class A common stock held by certain stockholders of the Registrant or their transferees.

The Registrant has sent $5,129 wire transfer to the Commission’s account at US Bank in payment for the required registration fee.

Should members of the Commission’s staff have any questions or comments concerning the enclosed materials, please contact the undersigned or Laura L. Delanoy at (212) 728-8000.

Very truly yours,

/s/ Howard T. Block

Howard T. Block

Enclosures

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